BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business combinations	NOTE 34 – BUSINESS COMBINATIONS
There were no business combinations in 2023 or 2024.
On September 01, 2022, TORM acquired an ownership stake of 75% of Marine Exhaust Technology A/S (MET), a Danish industrial company specialized in developing and producing advanced and green marine equipment for a cash consideration of USD 2.0m.
TORM acquired MET because the entity has gained strong expertise in developing and producing components for the maritime industry, including scrubbers for the shipping industry. As part of the transaction, TORM also obtained control over the joint venture entity Marine Exhaust Technology (Hong Kong) Ltd in which TORM previously held a 27.5% interest.
TORM has elected to measure the non-controlling interest in the acquiree at fair value.
The fair value of the non-controlling interest in MET has been assessed based on the EBITDA multiples method using estimated 2023 financials based on expected scrubber orders. The value includes an adjustment based on development costs to account for potential future income from the sales of Flettner rotors. Based on the enterprise value estimate, the equity value is calculated through a standard adjustment for net interest-bearing debt.
The previously held interest in Marine Exhaust Technology (Hong Kong) Ltd was remeasured at fair value as part of the transaction leading to a gain of USD 0.3m recognized in the share of profit/loss from joint ventures in the consolidated income statement.
The acquired assets include contractual receivables of USD 5.7m of which USD 0.3m were considered to be uncollectible at the day of the acquisition.
Transaction costs in connection with the acquisition amounted to less than USD 0.1m and are recognized as administration expenses.
The goodwill of USD 1.8m represents the value of expected synergies arising from the acquisition and is allocated entirely to the
Marine Engineering segment. The goodwill recognized is not expected to be deductible for tax purposes.
Revenue and profit for the period generated by the acquired entity amounted to USD 5.9m and 0.0m, respectively, and have been recognized in the consolidated income statement since the acquisition. Had the acquisition taken place on January 01, 2022, the revenue and profit for the Group for 2022 would have been USD 1,455.9m and USD 561.9m, respectively.
NOTE 34 –continued
The following table summarizes the fair values of the assets acquired and the liabilities assumed on September 01, 2022:

01 September
USDm	2022
Intangible assets	1.2
Tangible fixed assets	2.5
Inventories	6.4
Trade receivables	1.6
Other receivables	3.8
Prepayments	1.5
Cash and cash equivalents	3.0
Borrowings	(7.9)
Deferred tax liabilities	(0.3)
Provisions	(0.4)
Other non-current liabilities	(0.8)
Trade payables	(1.5)
Other liabilities	(0.3)
Deferred income	(4.3)
Current tax liabilities	(0.3)
Net identifiable assets acquired	4.2
Goodwill	1.8
Total net assets acquired	6.0
Of which fair value of non-controlling interest	(2.4)
Total purchase consideration	3.6

Cash consideration	2.0
Fair value of previously held interests	1.6
Total purchase consideration	3.6

Cash acquired	3.0
Cash consideration	(2.0)
Acquisition of subsidiaries, net of cash acquired	1.0
Accounting Policies
Newly acquired or formed entities are recognized in the consolidated financial statements from the date of acquisition or formation. The date of acquisition is the date on which control over the entity is effectively transferred.
Newly acquired or formed entities are recognized in the consolidated financial statements from the date of acquisition or formation. The date of acquisition is the date on which control over the entity is effectively transferred.
When a business combination agreement provides for an adjustment to the cost of the combination contingent on future events, the amount of that adjustment is included in the cost of the combination if the event is probable and the adjustment can be measured reliably. Costs of issuing debt or equity instruments in connection with a business combination are accounted for together with the debt or equity issuance. All other costs associated with the acquisition are expensed in the income statement.
The excess of the cost of the business combination over the fair value of the acquired assets, liabilities, and contingent liabilities is recognized as goodwill under intangible assets and is tested for impairment at least once a year. Upon acquisition, goodwill is allocated to the cash generating units that subsequently form the basis for the impairment test. If the fair value of the acquired assets, liabilities, and contingent liabilities exceeds the cost of the business combination, the identification of assets and liabilities and the processes of measuring the fair value of the assets and liabilities and the cost of the business combination are reassessed. If the fair value of the business combination continues to exceed the cost, the resulting gain is recognized in the income statement.